PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid And Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

5. PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,
	2021	2022
Deposits(i)	68,219	127
Advances to suppliers	19,732	9,971
Prepaid taxes (ii)	304,278	203,661
Prepaid service fee	36,306	7,429
Prepaid investment	304,996	—
Others	22,347	5,548
Less: Allowance for doubtful accounts	(4,000)	(4,000)
Total	751,878	222,736

(i)	Deposits mainly include rent deposits and deposits to third-party vendors.

(ii)	Prepaid taxes were the deductible VAT which can be deducted in the future.